Income from Wealth Management Services	12 Months Ended
Mar. 31, 2024
Income from Wealth Management Services [Abstract]
Income from wealth management services

16. Income from wealth management services

	2024	2023	2022
	US$	US$	US$

Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts (note (a))	5,865,294	5,288,523	122,711
Realized gain on trading of listed securities, funds and derivative contracts	9,745,407	—	—
Interest income on trading of digital assets and derivative contracts	916,616	—	—
Services fee income	236,228	—	—
Unrealized fair value change on investment in trust	—	403,533	—
Net fair value change in digital assets	16,763,545	5,692,056	122,711

Note

(a)	The Company trades cryptocurrencies and relevant derivative contracts over-the-counter and in cryptocurrency exchange, by purchasing cryptocurrencies with a view to their resale in the near future, and generating a profit from fluctuations in the prices, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the cryptocurrencies at fair value less costs to sell. The Company considers that there are no significant “costs to sell” virtual assets and hence the measurement of virtual assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.